Business Combinations (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Fair Value of Assets Acquired and Liabilities Assumed
The following summarizes the fair values of the assets acquired and liabilities assumed in the DLD acquisition:

(In millions)	October 1, 2015
Investments	$5,539
Cash and cash equivalents	236
Accrued investment income	67
Reinsurance recoverable	4
Other assets	83
Total identifiable assets acquired	5,929
Interest sensitive contract liabilities	403
Future policy benefits	4,519
Other policy claims and benefits	55
Dividends payable to policyholders	771
Other liabilities	107
Total identifiable liabilities assumed	5,855
Net assets acquired	$74

Pro Forma Revenue and Net Income	The following unaudited pro forma revenue and net income assumes a January 1, 2014 acquisition date for DLD:

	Years ended December 31,
(In millions)	2015	2014
Revenue	$3,004	$4,623
Net income	579	466